2. Summary of significant accounting policies (Details Narrative 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Research and Development Costs	$ 930	$ 200	$ 24	14,890	11,560	6,182
Advertising and promotional expenses	$ 21	$ 61	$ 63	26	128	10